Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 25,663	$ (29,840)
Unrealized gain (loss)	0	2,648
Other comprehensive income (loss), net	0	2,648
Comprehensive income (loss), net	$ 25,663	$ (27,192)